Document and Entity Information	Feb. 01, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	INTERNATIONAL FLAVORS & FRAGRANCES INC
Entity Address, State or Province	NY
Amendment Flag	true
Entity Central Index Key	0000051253
Document Type	8-K/A
Document Period End Date	Feb. 01, 2021
Entity Incorporation State Country Code	NY
Entity File Number	1-4858
Entity Tax Identification Number	13-1432060
Entity Address, Address Line One	521 West 57th Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	765-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On February 3, 2021, International Flavors & Fragrances Inc. (“IFF”) filed a Current Report on Form 8-K (the “Original Form 8-K”) announcing, among other things, that it had consummated the previously announced combination of IFF and the Nutrition & Biosciences business (the “N&B Business”) of DuPont de Nemours, Inc. (“DuPont”) pursuant to that certain Agreement and Plan of Merger dated as of December 15, 2019 (the “Merger Agreement”), by and among DuPont, Nutrition & Biosciences, Inc., a Delaware corporation and wholly owned subsidiary of DuPont (“N&B”), IFF, and Neptune Merger Sub I Inc., a Delaware corporation and wholly owned subsidiary of IFF and that certain Separation and Distribution Agreement, dated as of December 15, 2019, and amended on January 22, 2021 and February 1, 2021 (as amended, the “Separation Agreement”), by and among IFF, DuPont, N&B and Neptune Merger Sub II LLC (such combination, the “N&B Transaction”).
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value 12 1/2¢ per share
Trading Symbol	IFF
Security Exchange Name	NYSE
A 6.00 Tangible Equity Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Tangible Equity Units
Trading Symbol	IFFT
Security Exchange Name	NYSE
A 0.500 Senior Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2021
Trading Symbol	IFF 21
Security Exchange Name	NYSE
A 1.750 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.75% Senior Notes due 2024
Trading Symbol	IFF 24
Security Exchange Name	NYSE
A 1.800 Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.800% Senior Notes due 2026
Trading Symbol	IFF 26
Security Exchange Name	NYSE